CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary shares	Preference shares	Additional paid-in capital	Retained earnings	Retained earnings Ordinary shares	Cumulative foreign currency translation adjustments:	Unrealized (depreciation)/appreciation on available for sale investments:	Gain on derivatives, net of taxes
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest		$ 100,000	$ 753,500,000	$ 761,700,000	$ 1,382,500,000		$ (156,000,000.0)	$ 34,600,000	$ (1,600,000)
Shares issued			0
Net income/(loss) for the year	$ 51,100,000
Dividends						$ (40,000,000.0)
Dividends on preference shares	44,600,000
Change for the year, net of income taxes	(367,800,000)						(30,900,000)	(367,800,000)
Net change from current period hedged transactions							15,400,000
Equity, Including Portion Attributable to Noncontrolling Interest	2,358,000,000	100,000	753,500,000	761,700,000	1,349,000,000		(186,900,000)	(333,200,000)	13,800,000
Total accumulated other comprehensive (loss)/income	(506,300,000)
Shares issued			0
Net income/(loss) for the year	534,700,000
Dividends						(40,300,000)
Dividends on preference shares	49,900,000
Change for the year, net of income taxes	105,600,000						14,400,000	105,600,000
Net change from current period hedged transactions							(14,000,000.0)
Equity, Including Portion Attributable to Noncontrolling Interest	2,908,500,000	100,000	753,500,000	761,700,000	1,793,500,000		(172,500,000)	(227,600,000)	(200,000)
Total accumulated other comprehensive (loss)/income	(400,300,000)
Shares issued			217,000,000.0
Net income/(loss) for the year	486,100,000
Dividends	(54,948,800)					$ (195,000,000.0)
Dividends on preference shares	54,900,000
Change for the year, net of income taxes	29,400,000						(14,100,000)	29,400,000
Net change from current period hedged transactions							(5,100,000)
Equity, Including Portion Attributable to Noncontrolling Interest	3,371,900,000	$ 100,000	$ 970,500,000	$ 761,700,000	$ 2,029,700,000		$ (186,600,000)	$ (198,200,000)	$ (5,300,000)
Total accumulated other comprehensive (loss)/income	$ (390,100,000)